UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601	New York, NY 10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  888.553.4233

Date of fiscal year end:  12/31/2012

Date of reporting period: 09/30/2012

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

		Shares	Value

EXCHANGE-TRADED FUNDS - (63.71%)
SPDR S&P 500 ETF Trust (Cost - $6,981,449)		55,000	$7,916,150

		Par Value
U.S. GOVERNMENT OBLIGATIONS - (15.70%)
U.S. Treasury Bill, 0.07%, 11/08/2012 (a)		$100,000	99,993
U.S. Treasury Bill, 0.08%, 10/18/2012 (a)		1,301,000	1,300,947
U.S. Treasury Bill, 0.08%, 11/15/2012 (a)		50,000	49,995
U.S. Treasury Bill, 0.08%, 12/20/2012 (a)		200,000	199,963
U.S. Treasury Bill, 0.09%, 12/27/2012 (a)		50,000	49,989
U.S. Treasury Bill, 0.13%, 03/14/2013 (a)		250,000	249,849
TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost - $1,950,787)			1,950,736

		Shares
SHORT-TERM INVESTMENTS - (19.58%)
Cash Account Trust Money Market Portfolio, 0.02% (b)		20	20
Federated Government Obligations Fund - Institutional Class, 0.02% (b)		2,433,641	2,433,641
TOTAL SHORT-TERM INVESTMENTS - (Cost - $2,433,661)			2,433,661

TOTAL INVESTMENTS (Cost - $11,365,897) - 98.99%			$12,300,547

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.01%			125,088

NET ASSETS - 100.00%			$12,425,635

		Underlying Face
FUTURES CONTRACTS	Contracts	Amount at Value	Unrealized Loss
Contracts Purchased
S&P 500 E-Mini Futures, Expires 12/21/2012 *	60	$4,302,600	$(47,900)

(a)	Effective yield at September 30, 2012.
(b)	Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
*	Non-income producing security.

The accompanying notes are an integral part of this schedule of investments.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(1)	SECURITY VALUATIONS

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations. Securities for which market quotations are received from pricing services are typically classified within Level 1 or 2 of the fair value hierarchy described below; however, they may be designated as Level 3 if the pricing service values a security through an internal model with significant unobservable inputs.  The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  At September 30, 2012, no securities were fair valued.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“GAAP”), ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2012:

Security Classification(1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Investments:
Exchange Traded Fund	$7,916,150	$-	$7,916,150
U.S. Government Obligations	-	1,950,736	1,950,736
Short-Term Investments	2,433,661	-	2,433,661
Total Investments	$10,349,811	$1,950,736	$12,300,547
Other Financial Instruments:
Futures Contracts(2)	$(47,900)	$-	$(47,900)
Total Other Financial Instruments	$(47,900)	$-	$(47,900)

(1)
As of and during the nine month period ended September 30, 2012, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 investments during the nine month period ended September 30, 2012.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(2)	FINANCIAL FUTURES CONTRACTS

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.  Futures contracts may have off-balance sheet risk.  Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

GAAP requires disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

Details of the disclosures are as follows for the nine month period ended September 30, 2012:

The effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Derivatives not Accounted for
as hedging instruments under	Location in Statement
ASC 815	of Assets and Liabilities	Value*
Futures Contracts	Futures variation margin payable	$ 47,900

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

  The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as hedging instruments under	on Derivatives
ASC 815	recognized in income	Value
Futures Contracts	Net realized loss on futures contracts	$(1,184,697)
Futures Contracts	Net unrealized depreciation on futures contracts	(87,525)
Totals		$(1,272,222)

As of September 30, 2012, the notional value of the futures contracts was 34.63% of the net assets of the Fund.

(3)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at September 30, 2012 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$11,447,943	$852,660	$(56)	$852,604

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Congressional Effect Family of Funds

By:	/s/ Eric T. Singer
Name:	Eric T. Singer
Title:	President
Date:	November 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric T. Singer
Name:	Eric T. Singer
Title:	President
Date:	November 14, 2012

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	November 14, 2012